Property and Equipment	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT

	April 30,	January 31,
	2024	2024
Lab equipment	$144,585	$144,585
Machinery and equipment	1,298,584	1,292,389
Furniture and fixtures	19,643	19,643
	1,462,812	1,456,617
Less: Accumulated depreciation	(722,507)	(681,693)
Net Property and Equipment	$740,305	$774,924

Depreciation expenses amounted to $40,814 and $46,914 for the three months ended April 30, 2024, and 2023, respectively. During the three months ended April 30, 2024, and 2023, depreciation expenses of $30,242 and $36,179, respectively, have been allocated to cost of goods sold.

3.	PROPERTY AND EQUIPMENT

	January 31,
	2024	2023
Lab equipment	$144,585	$144,585
Machinery and equipment	1,292,389	1,240,628
Furniture and fixtures	19,643	19,643
	1,456,617	1,404,856
Less: Accumulated depreciation	(681,693)	(507,121)
Net Property and Equipment	$774,924	$897,735

Depreciation expenses amounted to $174,572 and $183,660 for the years ended January 31, 2024, and 2023, respectively. During the years ended January 31, 2024, and 2023, depreciation expenses of $131,360 and $139,689, respectively, have been allocated to cost of goods sold.